Fair value measurements and financial risk management - Non-controlling interest contingency and buyout (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 07, 2021	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interest buyout liability		$ 72,140		$ 72,140	$ 2,694
Proceeds from minority interest investment in Curaleaf International				83,979
Proceeds from borrowings				$ 531,093	$ 186,235
Curaleaf International Holdings, Limited
Disclosure of subsidiaries [line items]
Ownership percentage by third parties	31.50%
Proceeds from minority interest investment in Curaleaf International	$ 130,798
Senior Secured Notes - 2026
Disclosure of subsidiaries [line items]
Proceeds from borrowings		$ 475,000
Interest rate		8.00%		8.00%
SVS
Disclosure of subsidiaries [line items]
Minority buyouts (in shares)			722,577